Income Taxes (Details Textual) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 17,100,000	$ 10,400,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	0
Deferred Tax Liabilities, Net, Total	$ 0	$ 24,000